UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/05

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance and Portfolio Overview	2

Understanding and Comparing Your Fund’s Expenses	6

Portfolio of Investments	7

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	19

Board of Directors and Executive Officers	25

Additional Fund Information	back cover

To The Shareholders

We are pleased to present your mid-year report for Seligman Large-Cap Value Fund. This report contains the Fund’s investment results and financial statements, including a portfolio of investments.

For the six months ended June 30, 2005, the Fund delivered a total return of 2.93% based on the net asset value of Class A shares. This outperformed the Lipper Large-Cap Value Funds Average, the Lipper Multi-Cap Value Funds Average, and the Russell 1000 Value Index, which returned 0.21%, 0.87%, and 1.76%, respectively. The Fund also outperformed the S&P 500, which posted a total return of –0.81% during the six-month period.

We appreciate your continued support of Seligman Large-Cap Value Fund and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 10, 2005

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	Seligman Data Corp. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	(800) 221-2450 Shareholder Services (800) 445-1777 Retirement Plan Services (212) 682-7600 Outside the United States (800) 622-4597 24-Hour Automated Telephone Access Service

1

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman Large-Cap Value Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares do not have any sales charges.

[1]	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

2

Performance and Portfolio Overview

Investment Results

Total Returns
For Periods Ended June 30, 2005

		Average Annual
	Six Months*	One Year	Five Years	Class A, B, and D Since Inception 4/25/97		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03
Class A
With Sales Charge	(1.97)%	7.35%	5.23%	7.04%		n/a	n/a	n/a
Without Sales Charge	2.93	12.69	6.26	7.69		n/a	n/a	n/a
Class B
With CDSC†	(2.34)	6.99	5.14	n/a		n/a	n/a	n/a
Without CDSC	2.66	11.99	5.47	6.90	ø	n/a	n/a	n/a
Class C
With Sales Charge and CDSC††	0.59	9.83	5.25	n/a		2.03%	n/a	n/a
Without Sales Charge and CDSC	2.57	11.90	5.45	n/a		2.20	n/a	n/a
Class D
With 1% CDSC	1.57	10.91	n/a	n/a		n/a	n/a	n/a
Without CDSC	2.57	11.91	5.43	6.86		n/a	n/a	n/a
Class I	3.33	13.42	n/a	n/a		n/a	4.17%	n/a
Class R
With 1% CDSC	1.84	11.52	n/a	n/a		n/a	n/a	n/a
Without CDSC	2.84	12.52	n/a	n/a		n/a	n/a	22.55%
Lipper Large-Cap Value Funds Average**	0.21	8.74	3.87	7.19	øø	2.68	4.47	16.75
Lipper Multi-Cap Value Funds Average**	0.87	10.72	6.22	8.28	øø	4.76	6.93	19.16
Russell 1000 Value Index**	1.76	14.06	6.55	9.85		4.44	8.35	20.15
S&P 500**	(0.81)	6.32	(2.37)	7.18		0.32	3.01	14.85

*	Returns for periods of less than one year are not annualized.
**	The Lipper Large-Cap Value Funds Average, the Lipper Multi-Cap Value Funds Average, the Russell 1000 Value Index, and the Standard & Poor’s 500 Composite Stock Index (S&P 500) are unmanaged benchmarks that assume investment of all distributions. The Russell 1000 Value Index and the S&P 500 exclude the effect of taxes, fees and sales charges, and the Lipper Large-Cap Value Funds Average and the Lipper Multi-Cap Value Funds Average exclude the effect of taxes and sales charges. The Lipper Large-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($13.5 billion at June 30, 2005). Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-growth value, compared to the S&P 500. The Lipper Multi-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies with market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($13.5 billion at June 30, 2005). Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year-sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies (large-cap value segment of the US equity universe) with lower price-to-book ratios and higher forecasted growth values. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalization. As of June 30, 2005, Lipper classifies the Fund as a Multi-Cap Value Fund. Investors cannot invest directly in an average or an index.
†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	The CDSC is 1% for periods of 18 months or less.
ø	Return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date.
øø	From April 24, 1997

3

Performance and Portfolio Overview

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R
6/30/05	$11.96	$11.58	$11.57	$11.56	$12.09	$11.95
12/31/04	11.62	11.28	11.28	11.27	11.70	11.62
6/30/04	10.64	10.34	10.34	10.33	10.74	10.62

Diversification of Net Assets
June 30, 2005

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2005	December 31, 2004
Common Stocks
Aerospace and Defense	2	$10,315,207	$15,394,800	6.3	6.9
Automobiles	—	—	—	—	2.9
Capital Markets	1	8,875,879	6,331,600	2.6	3.3
Chemicals	3	14,427,652	19,890,500	8.2	6.5
Commercial Banks	2	12,449,261	14,889,600	6.1	6.7
Communications Equipment	1	7,056,814	7,748,751	3.2	1.8
Computers and Peripherals	1	7,243,453	5,936,000	2.4	3.1
Diversified Financial Services	1	7,433,058	6,710,800	2.8	—
Diversified Financials	—	—	—	—	3.3
Energy Traders	1	4,244,557	9,828,000	4.0	—
Food and Staples Retailing	1	5,784,832	7,157,600	2.9	3.4
Health Care Equipment and Supplies	2	13,177,755	14,169,640	5.8	5.4
Health Care Providers and Services	1	6,492,991	7,933,800	3.3	—
Industrial Conglomerates	1	6,638,768	7,623,000	3.1	3.6
Insurance	4	29,823,997	32,968,746	13.5	12.4
Machinery	1	6,034,395	7,624,800	3.1	2.7
Multi-Line Retail	1	2,917,092	7,887,000	3.3	3.3
Multi-Utilities and Unregulated Power	—	—	—	—	3.6
Oil, Gas and Consumable Fuels	2	7,464,573	15,971,700	6.6	7.0
Paper and Forest Products	1	4,767,862	6,360,000	2.6	3.3
Personal Products	1	7,647,370	6,968,185	2.9	—
Pharmaceuticals	1	8,430,214	7,137,800	2.9	2.7
Road and Rail	2	10,454,354	12,981,600	5.3	5.3
Software	1	3,772,232	3,742,488	1.5	—
Specialty Retail	1	6,670,862	6,320,000	2.6	3.0
Thrifts and Mortgage Finance	1	5,141,710	7,120,750	2.9	6.4
Tobacco	1	4,720,998	7,759,200	3.2	3.5
	34	201,985,886	246,456,360	101.1	100.1
Short-Term Holding and Other Assets Less Liabilities	1	(2,773,449)	(2,773,449)	(1.1)	(0.1)
Net Assets	35	$199,212,437	$243,682,911	100.0	100.0

4

Performance and Portfolio Overview

Largest Industries
June 30, 2005

Largest Portfolio Changes
During Past Six Months

Largest Purchases
Avon Products*
HCA*
Rohm and Haas*
Amdocs*
Cisco Systems
Prudential Financial
Caterpillar
Baxter International
International Business Machines
Union Pacific

Largest Sales
Fannie Mae**
Ford Motor**
Valero Energy
J.C. Penney
Altria Group
Chevron
AES
UnumProvident

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Portfolio Holdings
June 30, 2005

Security	Value	Percent of Net Assets
AES	$9,828,000	4.0
UnumProvident	8,976,800	3.7
Valero Energy	8,702,100	3.6
Allstate	8,365,000	3.4
Baxter International	8,162,000	3.3
HCA	7,933,800	3.3
Prudential Financial	7,918,596	3.3
J.C. Penney	7,887,000	3.2
Altria Group	7,759,200	3.2
Cisco Systems	7,748,751	3.2

5

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2005 and held for the entire six-month period ended June 30, 2005.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 1/1/05	Annualized Expense Ratio*	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05
Class A	$1,000.00	1.60%	$1,029.30	$8.05	$1,016.86	$8.00
Class B	1,000.00	2.35	1,026.60	11.81	1,013.14	11.73
Class C	1,000.00	2.35	1,025.70	11.80	1,013.14	11.73
Class D	1,000.00	2.35	1,025.70	11.80	1,013.14	11.73
Class I	1,000.00	0.97	1,033.30	4.89	1,019.98	4.86
Class R	1,000.00	1.85	1,028.40	9.30	1,015.62	9.25

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2005 to June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

6

Portfolio of Investments   (unaudited)
June 30, 2005

	Shares	Value
Common Stocks 101.1%
Aerospace and Defense 6.3%
Honeywell International	210,000	$7,692,300
United Technologies	150,000	7,702,500
		15,394,800
Capital Markets 2.6%
The Bank of New York	220,000	6,331,600
Chemicals 8.2%
Dow Chemical	170,000	7,570,100
Praxair	155,000	7,223,000
Rohm and Haas	110,000	5,097,400
		19,890,500
Commercial Banks 6.1%
Bank of America	160,000	7,297,600
U.S. Bancorp	260,000	7,592,000
		14,889,600
Communications Equipment 3.2%
Cisco Systems*	405,800	7,748,751
Computers and Peripherals 2.4%
International Business Machines	80,000	5,936,000
Diversified Financial Services 2.8%
JPMorgan Chase	190,000	6,710,800
Energy Traders 4.0%
AES*	600,000	9,828,000
Food and Staples Retailing 2.9%
Costco Wholesale	160,000	7,157,600
Health Care Equipment and Supplies 5.8%
Baxter International	220,000	8,162,000
Medtronic	116,000	6,007,640
		14,169,640
Health Care Providers and Services 3.3%
HCA	140,000	7,933,800
Industrial Conglomerates 3.1%
General Electric	220,000	7,623,000
Insurance 13.5%
Allstate	140,000	8,365,000
Prudential Financial	120,600	7,918,596
The St. Paul Travelers Companies	195,000	7,708,350
UnumProvident	490,000	8,976,800
		32,968,746

See footnotes on page 8.

7

Portfolio of Investments   (unaudited)
June 30, 2005

	Shares or Principal Amount		Value
Machinery 3.1%
Caterpillar	80,000	shs.	$7,624,800
Multi-Line Retail 3.3%
J.C. Penney	150,000		7,887,000
Oil, Gas and Consumable Fuels 6.6%
Chevron	130,000		7,269,600
Valero Energy	110,000		8,702,100
			15,971,700
Paper and Forest Products 2.6%
Georgia-Pacific	200,000		6,360,000
Personal Products 2.9%
Avon Products	184,100		6,968,185
Pharmaceuticals 2.9%
Wyeth	160,400		7,137,800
Road and Rail 5.3%
CSX	160,000		6,825,600
Union Pacific	95,000		6,156,000
			12,981,600
Software 1.5%
Amdocs*	141,600		3,742,488
Specialty Retail 2.6%
The Gap	320,000		6,320,000
Thrifts and Mortgage Finance 2.9%
Washington Mutual	175,000		7,120,750
Tobacco 3.2%
Altria Group	120,000		7,759,200
Total Common Stocks (Cost $201,985,886)			246,456,360
Repurchase Agreement 0.0%
State Street Corporation 2.65%, dated 6/30/2005, maturing 7/1/2005, in the amount of $13,001, collateralized by: $15,000 US Treasury Notes 4.25%, 8/15/2014, with fair market value of $15,563 (Cost $13,000)	$13,000		13,000
Total Investments (Cost $201,998,886) 101.1%			246,469,360
Other Assets Less Liabilities (1.1)%			(2,786,449)
Net Assets 100.0%			$243,682,911

*	Non-income producing security.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities   (unaudited)
June 30, 2005

Assets:
Investments, at value:
Common stocks (cost $201,985,886)	$246,456,360
Repurchase agreement (cost $13,000)	13,000
Total investments (cost $201,998,886)	246,469,360
Cash	11,209
Receivable for securities sold	2,464,820
Receivable for Capital Stock sold	397,145
Receivable for dividends and interest	373,466
Expenses prepaid to shareholder servicing agent	53,457
Prepaid registration fees	34,386
Other	6,078
Total Assets	249,809,921
Liabilities:
Bank loan	4,700,000
Payable for Capital Stock redeemed	865,238
Payable for securities purchased	175,876
Management fee payable	163,476
Distribution and service fees payable	129,751
Accrued expenses and other	92,669
Total Liabilities	6,127,010
Net Assets	$243,682,911
Composition of Net Assets:
Capital Stock, at par ($0.001 par value; 1,000,000,000 shares authorized; 20,727,116 shares outstanding):
Class A	$8,547
Class B	4,787
Class C	3,330
Class D	3,100
Class I	869
Class R	94
Additional paid-in-capital	245,798,136
Accumulated net investment loss	(16,845)
Accumulated net realized loss	(46,589,581)
Net unrealized appreciation of investments	44,470,474
Net Assets	$243,682,911
Net Asset Value per Share:
Class A ($102,250,206 ÷ 8,546,987 shares)	$11.96
Class B ($55,414,132 ÷ 4,787,082 shares)	$11.58
Class C ($38,539,494 ÷ 3,330,128 shares)	$11.57
Class D ($35,849,266 ÷ 3,099,886 shares)	$11.56
Class I ($10,500,380 ÷ 868,524 shares)	$12.09
Class R ($1,129,433 ÷ 94,509 shares)	$11.95

See Notes to Financial Statements.

9

Statement of Operations   (unaudited)
For the Six Months Ended June 30, 2005

Investment Income:
Dividends	$2,254,886
Interest	13,713
Total Investment Income	2,268,599
Expenses:
Management fees	919,648
Distribution and service fees	751,878
Shareholder account services	462,573
Registration	57,287
Custody and related services	31,240
Shareholder reports and communications	26,183
Auditing and legal fees	26,118
Directors’ fees and expenses	5,857
Miscellaneous	7,638
Total Expenses	2,288,422
Net Investment Loss	(19,823)
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	2,096,055
Net change in unrealized appreciation of investments	4,541,732
Net Gain on Investments	6,637,787
Increase in Net Assets from Operations	$6,617,964

See Notes to Financial Statements.

10

Statements of Changes in Net Assets
  (unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Operations:
Net investment income (loss)	$(19,823)	$276,205
Net realized gain on investments	2,096,055	11,571,309
Payments received from the Manager (Note 8)	—	21,530
Net change in unrealized appreciation of investments	4,541,732	18,407,427
Increase in Net Assets From Operations	6,617,964	30,276,471

Distributions to Shareholders:
Net investment income:
Class A	—	(215,072)
Class B	—	—
Class C	—	—
Class D	—	—
Class I	—	(75,482)
Class R	—	—
Decrease in Net Assets from Distributions	—	(290,554)

Capital Share Transactions:
Net proceeds from sales of shares	25,318,724	28,416,954
Exchanged from associated funds	19,568,585	23,468,876
Investment of dividends	—	261,961
Total	44,887,309	52,147,791
Cost of shares repurchased	(29,755,293)	(53,943,076)
Exchanged into associated funds	(4,549,554)	(15,686,021)
Total	(34,304,847)	(69,629,097)
Increase (Decrease) in Net Assets from Capital Share Transactions	10,582,462	(17,481,306)

Increase in Net Assets	17,200,426	12,504,611

Net Assets:
Beginning of period	226,482,485	213,977,874
End of Period (net of net investment income (loss) of $(16,845) and $2,978, respectively)	$243,682,911	$226,482,485

See Notes to Financial Statements.

11

Notes to Financial Statements  (unaudited)

1.  Multiple Classes of Shares — Seligman Large-Cap Value Fund (the “Fund”), a series of Seligman Value Fund Series, Inc. (the “Series”), offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.  Significant Accounting Policies  — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.  Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market

12

Notes to Financial Statements  (unaudited)

quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.  Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.  Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d.  Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.  Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2005, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

f.  Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.  Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.80% per annum of the Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $4,727 from sales of Class A shares. Commissions of $29,218 and $11,246 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2005, fees incurred under the Plan aggregated $113,093, or 0.25% per annum of the average daily net assets of Class A shares.

13

Notes to Financial Statements  (unaudited)

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2005, amounted to $1,000.

For the six months ended June 30, 2005, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C and Class D shares, and 0.50% per annum of the average daily net assets of Class R shares, amounted to $279,879, $191,729, $164,779 and $2,398, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2005, such charges amounted to $7,073. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2005, Seligman Services, Inc. received commissions of $992 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $5,193, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $462,573 for shareholder account services in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2005, the Series’ potential obligation under the Guaranties is $463,300. As of June 30, 2005, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments

14

Notes to Financial Statements  (unaudited)

made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2005, of $4,745 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

4.  Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks.

During the six months ended June 30, 2005, the Fund periodically borrowed from the credit facility. The average outstanding daily balance of bank loans (based on the number of days the loans were outstanding during the period) was $4,566,667, with a weighted average interest rate of 3.81%. The maximum borrowing outstanding during the period was $4,700,000. The outstanding balance as of June 30, 2005 was $4,700,000.

5.  Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2005, amounted to $38,861,048 and $25,648,082, respectively.

6.  Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2005 and will vary from the final tax information as of the Fund’s year-end.

At June 30, 2005, the cost of investments for federal income tax purposes was $202,023,791. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $24,905.

15

Notes to Financial Statements  (unaudited)

At June 30, 2005, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$53,502,404
Gross unrealized depreciation of portfolio securities	(9,056,835)
Net unrealized appreciation of portfolio securities	44,445,569
Capital loss carryforwards	(48,660,731)
Current period realized capital gain	2,096,055
Total accumulated losses	$(2,119,107)

At December 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $48,660,731, which is available for offset against future taxable net capital gains, with $20,234,616 expiring in 2010 and $28,426,115 expiring in 2011. Accordingly, no capital gain distribution is expected to be paid to shareholders of this Fund until net capital gains have been realized in excess of the available capital loss carryforward.

7.  Capital Share Transactions — The Fund has authorized 1,000,000,000 shares of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,559,204	$18,322,782	1,211,690	$12,669,306
Exchanged from associated funds	685,975	8,017,789	1,164,395	12,097,284
Converted from Class B*	249,103	2,923,683	251,102	2,618,792
Investment of dividends	—	—	16,430	186,479
Total	2,494,282	29,264,254	2,643,617	27,571,861
Cost of shares repurchased	(1,116,613)	(13,195,625)	(1,894,238)	(19,816,708)
Exchanged into associated funds	(244,385)	(2,890,745)	(1,123,873)	(11,384,164)
Total	(1,360,998)	(16,086,370)	(3,018,111)	(31,200,872)
Increase (decrease)	1,133,284	$13,177,884	(374,494)	$(3,629,011)

Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	103,231	$1,173,274	226,338	$2,292,118
Exchanged from associated funds	425,089	4,871,265	533,201	5,444,456
Total	528,320	6,044,539	759,539	7,736,574
Cost of shares repurchased	(584,413)	(6,642,285)	(1,473,423)	(15,048,335)
Exchanged into associated funds	(71,119)	(805,459)	(179,159)	(1,798,698)
Converted to Class A*	(257,066)	(2,923,683)	(258,359)	(2,618,792)
Total	(912,598)	(10,371,427)	(1,910,941)	(19,465,825)
Decrease	(384,278)	$(4,326,888)	(1,151,402)	$(11,729,251)

See footnote on page 17.

16

Notes to Financial Statements  (unaudited)

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	151,519	$1,716,836	441,673	$4,475,633
Exchanged from associated funds	138,344	1,581,400	164,657	1,695,609
Total	289,863	3,298,236	606,330	6,171,242
Cost of shares repurchased	(388,774)	(4,422,382)	(1,123,423)	(11,455,229)
Exchanged into associated funds	(38,729)	(432,509)	(61,697)	(615,144)
Total	(427,503)	(4,854,891)	(1,185,120)	(12,070,373)
Decrease	(137,640)	$(1,556,655)	(578,790)	$(5,899,131)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	255,317	$2,888,713	540,708	$5,476,058
Exchanged from associated funds	451,245	5,097,862	413,161	4,177,445
Total	706,562	7,986,575	953,869	9,653,503
Cost of shares repurchased	(390,158)	(4,431,247)	(640,890)	(6,516,747)
Exchanged into associated funds	(37,216)	(420,401)	(188,552)	(1,888,015)
Total	(427,374)	(4,851,648)	(829,442)	(8,404,762)
Increase	279,188	$3,134,927	124,427	$1,248,741

Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	70,881	$834,168	269,544	$2,832,617
Investment of dividends	—	—	6,604	75,482
Total	70,881	834,168	276,148	2,908,099
Cost of shares repurchased	(87,696)	(1,049,855)	(97,321)	(1,039,755)
Increase (decrease)	(16,815)	$(215,687)	178,827	$1,868,344

Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	32,781	$382,950	64,265	$671,222
Exchanged from associated funds	23	269	4,824	54,082
Total	32,804	383,219	69,089	725,304
Cost of shares repurchased	(1,200)	(13,899)	(6,343)	(66,302)
Exchanged into associated funds	(39)	(439)	—	—
Total	(1,239)	(14,338)	(6,343)	(66,302)
Increase	31,565	$368,881	62,746	$659,002

*	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

8.  Other Matters — The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

17

Notes to Financial Statements  (unaudited)

The Manager also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Seligman Large-Cap Value Fund, in May 2004, the Manager made payments to three funds and agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $21,530 paid to Seligman Large-Cap Value Fund which has been reported as Payments received from the Manager in the Statement of Changes in Net Assets for the year ended December 31, 2004.

18

Financial Highlights  (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A
			Year Ended December 31,
	Six Months Ended 6/30/05		2004		2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$11.62		$10.07		$7.45	$10.86	$12.16	$9.75
Income (Loss) from Investment Operations:
Net investment income	0.02		0.06		0.07	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments	0.32		1.52		2.63	(3.42)	(1.26)	2.74
Total from Investment Operations	0.34		1.58		2.70	(3.35)	(1.20)	2.81
Less Distributions:
Dividends from net investment income	—		(0.03)		(0.08)	(0.06)	(0.06)	—
Distributions from net realized capital gains	—		—		—	—	(0.04)	(0.40)

Total Distributions	—		(0.03)		(0.08)	(0.06)	(0.10)	(0.40)
Net Asset Value, End of Period	$11.96		$11.62		$10.07	$7.45	$10.86	$12.16

Total Return	2.93%		15.69	%øø	36.29%	(30.85)%	(9.85)%	29.09%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$102,250		$86,128		$78,428	$61,769	$98,317	$76,411
Ratio of expenses to average net assets	1.60	%†	1.62%		1.66%	1.61%	1.46%	1.61%
Ratio of net investment income to average net assets	0.37	%†	0.54%		0.89%	0.71%	0.59%	0.72%
Portfolio turnover rate	11.06%		16.73%		19.09%	24.32%	17.57%	45.79%

See footnotes on page 24.

19

Financial Highlights  (unaudited)

CLASS B
		Year Ended December 31,
	Six Months Ended 6/30/05	2004		2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$11.28	$9.83		$7.28	$10.60	$11.90	$9.62
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.02)		0.01	(0.01)	(0.02)	—
Net realized and unrealized gain (loss) on investments	0.32	1.47		2.55	(3.31)	(1.24)	2.68
Total from Investment Operations	0.30	1.45		2.56	(3.32)	(1.26)	2.68
Less Distributions:
Dividends from net investment income	—	—		(0.01)	—	—	—
Distributions from net realized capital gain	—	—		—	—	(0.04)	(0.40)
Total Distributions	—	—		(0.01)	—	(0.04)	(0.40)
Net Asset Value, End of Period	$11.58	$11.28		$9.83	$7.28	$10.60	$11.90

Total Return	2.66%	14.75	%øø	35.23%	(31.32)%	(10.58)%	28.13%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$55,414	$58,347		$62,146	$55,420	$91,576	$67,675
Ratio of expenses to average net assets	2.35%†	2.37%		2.42%	2.39%	2.21%	2.36%
Ratio of net investment income (loss) to average net assets	(0.38)%†	(0.20)%		0.13%	(0.07)%	(0.16)%	(0.03)%
Portfolio turnover rate	11.06%	16.73%		19.09%	24.32%	17.57%	45.79%

See footnotes on page 24.

20

Financial Highlights  (unaudited)

CLASS C
		Year Ended December 31,
	Six Months Ended 6/30/05	2004		2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$11.28	$9.83		$7.28	$10.60	$11.90	$9.62
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.02)		0.01	(0.01)	(0.02)	—
Net realized and unrealized gain (loss) on investments	0.31	1.47		2.55	(3.31)	(1.24)	2.68
Total from Investment Operations	0.29	1.45		2.56	(3.32)	(1.26)	2.68
Less Distributions:
Dividends from net investment income	—	—		(0.01)	—	—	—
Distributions from net realized capital gain	—	—		—	—	(0.04)	(0.40)
Total Distributions	—	—		(0.01)	—	(0.04)	(0.40)
Net Asset Value, End of Period	$11.57	$11.28		$9.83	$7.28	$10.60	$11.90

Total Return	2.57%	14.75	%øø	35.23%	(31.32)%	(10.58)%	28.13%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$38,539	$39,117		$39,764	$38,439	$66,951	$36,900
Ratio of expenses to average net assets	2.35%†	2.37%		2.42%	2.39%	2.21%	2.36%
Ratio of net investment income (loss) to average net assets	(0.38)%†	(0.21)%		0.13%	(0.07)%	(0.16)%	(0.03)%
Portfolio turnover rate	11.06%	16.73%		19.09%	24.32%	17.57%	45.79%

See footnotes on page 24.

21

Financial Highlights  (unaudited)

CLASS D
		Year Ended December 31,
	Six Months Ended 6/30/05	2004		2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$11.27	$9.82		$7.27	$10.59	$11.89	$9.62
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.02)		0.01	(0.01)	(0.02)	—
Net realized and unrealized gain (loss) on investments	0.31	1.47		2.55	(3.31)	(1.24)	2.67
Total from Investment Operations	0.29	1.45		2.56	(3.32)	(1.26)	2.67
Less Distributions:
Dividends from net investment income	—	—		(0.01)	—	—	—
Distributions from net realized capital gain	—	—		—	—	(0.04)	(0.40)
Total Distributions	—	—		(0.01)	—	(0.04)	(0.40)
Net Asset Value, End of Period	$11.56	$11.27		$9.82	$7.27	$10.59	$11.89

Total Return	2.57%	14.77	%øø	35.28%	(31.35)%	(10.59)%	28.02%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$35,849	$31,797		$26,477	$23,176	$39,392	$31,044
Ratio of expenses to average net assets	2.35%†	2.37%		2.42%	2.39%	2.21%	2.36%
Ratio of net investment income (loss) to average net assets	(0.38)%†	(0.20)%		0.13%	(0.07)%	(0.16)%	(0.03)%
Portfolio turnover rate	11.06%	16.73%		19.09%	24.32%	17.57%	45.79%

See footnotes on page 24.

22

Financial Highlights  (unaudited)

CLASS I
			Year Ended December 31,
	Six Months Ended 6/30/05		2004		2003	2002	11/30/01* to 12/31/01
Per Share Data:
Net Asset Value, Beginning of Period	$11.70		$10.13		$7.47	$10.86	$10.80
Income (Loss) from Investment Operations:
Net investment income	0.06		0.12		0.12	0.11	0.01
Net realized and unrealized gain (loss) on investments	0.33		1.54		2.64	(3.42)	0.11
Total from Investment Operations	0.39		1.66		2.76	(3.31)	0.12
Less Distributions:
Dividends from net investment income	—		(0.09)		(0.10)	(0.08)	—
Distributions from net realized capital gains	—		—		—	—	(0.06)
Total Distributions	—		(0.09)		(0.10)	(0.08)	(0.06)
Net Asset Value, End of Period	$12.09		$11.70		$10.13	$7.47	$10.86

Total Return	3.33%		16.37	%øø	37.01%	(30.52)%	1.13%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,500		$10,362		$7,160	$3,568	$118
Ratio of expenses to average net assets	0.98	%†	0.99%		1.08%	1.08%	1.04	%†
Ratio of net investment income to average net assets	1.00	%†	1.17%		1.46%	1.24%	1.19	%†
Portfolio turnover rate	11.06%		16.73%		19.09%	24.32%	17.57	%††
Without expense reimbursement:**
Ratio of expenses to average net assets						1.12%	1.76	%†
Ratio of net investment income to average net assets						1.20%	0.48	%†

See footnotes on page 24.

23

Financial Highlights  (unaudited)

CLASS R
	Six Months Ended 6/30/05		Year Ended 12/31/04		4/30/03* to 12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$11.62		$10.08		$7.75
Income (Loss) from Investment Operations:
Net investment income	0.01		0.03		0.04
Net realized and unrealized gain on investments	0.32		1.51		2.37
Total from Investment Operations	0.33		1.54		2.41
Less Distributions:
Dividends from net investment income	—		—		(0.08)
Distributions from net realized capital gain	—		—		—
Total Distributions	—		—		(0.08)
Net Asset Value, End of Period	$11.95		$11.62		$10.08
Total Return	2.84%		15.28	%øø	31.15%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,129		$731		$2
Ratio of expenses to average net assets	1.85	%†	1.87%		1.85	%†
Ratio of net investment income to average net assets	0.12	%†	0.29%		0.66	%†
Portfolio turnover rate	11.06%		16.73%		19.09	%ø

*	Commencement of offering of shares.
**	The Manager, at its discretion, reimbursed expenses for certain periods presented.
†	Annualized.
††	For the year ended December 31, 2001.
ø	For the year ended December 31, 2003.
øø	Excluding the effect of the payments received from the Manager (Note 8), total return would have been as follows: Class A 15.68%; Class B 14.74%; Class C 14.74%; Class D 14.76%; Class I 16.36%; and Class R 15.27%.

See Notes to Financial Statements.

24

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.2

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Large-Cap Value Fund, which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.

[1]	This reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Funds’ prospectus.

[2]	Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

EQVLC3 6/05

Seligman Smaller-Cap Value Fund

Mid-Year Report
June 30, 2005

A Value Approach to Seeking the Capital Appreciation Potential of Smaller Companies

J. & W. Seligman & Co.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance and Portfolio Overview	2

Understanding and Comparing Your Fund’s Expenses	7

Portfolio of Investments	8

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	21

Board of Directors and Executive Officers	27

Additional Fund Information	back cover

To The Shareholders

Your mid-year report for Seligman Smaller-Cap Value Fund follows this letter. The report contains the Fund’s investment results and financial statements, as well as a portfolio of investments.

For the six months ended June 30, 2005, the Fund posted a total return of –7.09% based on the net asset value of Class A shares. During the same period, the Lipper Small-Cap Core Funds Average and the Russell 2000 Value Index, returned –0.05% and 0.90%, respectively.

Thank you for your continued support of Seligman Smaller-Cap Value Fund. We look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 10, 2005

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP
Important Telephone Numbers
(800) 221-2450  Shareholder Services
(800) 445-1777 Retirement Plan Services
(212) 682-7600 Outside the United States
(800) 622-4597 24-Hour Automated Telephone Access Service

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman Smaller-Cap Value Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares do not have sales charges.

The stocks of smaller companies may be subject to above-average price fluctuations. An investment in the Fund is subject to certain risks, including the possible loss of principal.

__________
[1]	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

Performance and Portfolio Overview

Investment Results Total Returns For Periods Ended June 30, 2005
		Average Annual
	Six Months*	One Year	Five Years	Class A, B, and D Since Inception 4/25/97		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03
Class A
With Sales Charge	(11.52)%	(1.29)%	13.68%	9.84%		n/a	n/a	n/a
Without Sales Charge	(7.09)	3.63	14.78	10.50		n/a	n/a	n/a
Class B
With CDSC†	(12.08)	(2.15)	13.69	n/a		n/a	n/a	n/a
Without CDSC	(7.45)	2.85	13.93	9.73	ø	n/a	n/a	n/a
Class C
With Sales Charge and CDSC††	(9.29)	0.82	13.70	n/a		10.65%	n/a	n/a
Without Sales Charge and CDSC	(7.45)	2.85	13.93	n/a		10.83	n/a	n/a
Class D
With 1% CDSC	(8.38)	1.85	n/a	n/a		n/a	n/a	n/a
Without CDSC	(7.45)	5.85	13.93	9.70		n/a	n/a	n/a
Class I	(6.85)	4.22	n/a	n/a		n/a	12.04%	n/a
Class R
With 1% CDSC	(8.16)	2.37	n/a	n/a		n/a	n/a	n/a
Without CDSC	(7.23)	3.37	n/a	n/a		n/a	n/a	22.49%
Lipper Small-Cap Core Funds Average**	(0.05)	10.48	8.36	10.90	øø	11.01	11.55	25.70
Lipper Small-Cap Value Funds Average**	0.74	12.69	15.06	12.14	øø	13.39	14.79	27.50
Russell 2000 Value Index**	0.90	14.39	16.11	13.05		13.69	15.83	28.84

__________
See footnotes on page 4.

Performance and Portfolio Overview

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R
6/30/05	$15.59	$14.66	$14.66	$14.66	$15.92	$15.52
12/31/04	16.78	15.84	15.84	15.84	17.09	16.73
6/30/04	15.46	14.67	14.67	14.67	15.69	15.43
__________
*	Returns for periods of less than one year are not annualized.
**	The Lipper Small-Cap Core Funds Average, the Lipper Small-Cap Value Funds Average (the “Lipper Averages”) and the Russell 2000 Value Index (the “Russell Index”) are unmanaged benchmarks that assume investment of all distributions and exclude the effect of taxes and sales charges. The Russell Index also excludes the effect of fees. The Lipper Averages measure the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($3.4 billion as of June 30, 2005). Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The Russell Index measures the performance of those Russell 2000 companies (small-cap value segment of the US equity universe) with lower price-to-book ratios and lower forecasted growth values. As of June 30, 2005, Lipper classifies the Fund as a Small-Cap Core Fund. Investors cannot invest directly in an average or an index.
†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	The CDSC is 1% for periods of 18 months or less.
ø	Return from inception for Class B Shares reflects automatic conversion to Class A Shares approximately eight years after inception date.
øø	From April 24, 1997.

Performance and Portfolio Overview

Diversification of Net Assets June 30, 2005
				Percent of Net Assets
	Issues	Cost	Value	June 30, 2005	December 31, 2004
Common Stocks:
Aerospace and Defense	1	$4,393,033	$6,031,600	1.7	2.1
Airlines	1	8,562,174	8,632,000	2.4	2.3
Beverages	1	2,651,489	8,850,000	2.5	2.1
Biotechnology	2	10,495,073	12,964,053	3.6	4.1
Building Products	1	8,059,698	7,980,000	2.2	—
Chemicals	6	32,540,629	46,539,450	12.9	15.2
Commercial Services and Supplies	3	17,701,305	26,785,900	7.5	10.3
Communications Equipment	2	13,794,838	11,630,589	3.2	1.9
Computers and Peripherals	1	6,938,585	4,009,373	1.1	2.1
Containers and Packaging	1	4,487,893	3,243,200	0.9	1.6
Diversified Consumer Services	1	4,478,318	7,535,000	2.1	—
Electrical Equipment	1	5,046,964	5,318,426	1.5	1.5
Electronic Equipment and Instruments	1	3,137,929	11,692,500	3.3	2.7
Energy Equipment and Services	2	11,212,866	16,328,400	4.5	4.7
Food Products	1	2,978,071	8,876,000	2.5	2.3
Health Care Providers and Services	2	11,864,620	14,858,500	4.1	6.8
Hotels, Restaurants and Leisure	2	16,545,150	17,165,000	4.8	2.1
Household Durables	1	1,178,734	7,322,400	2.0	3.0
Insurance	5	21,282,120	29,262,575	8.1	5.3
IT Services	1	10,033,173	4,950,000	1.4	2.1
Machinery	3	21,106,289	22,887,080	6.4	6.0
Media	1	6,090,099	7,010,250	2.0	1.3
Metals and Mining	—	—	—	—	2.6
Multi-Line Retail	1	4,130,293	6,219,375	1.7	1.7
Oil, Gas and Consumable Fuels	1	3,830,367	11,969,200	3.3	—
Paper and Forest Products	1	6,256,244	4,208,100	1.2	1.3
Pharmaceuticals	1	7,305,347	8,118,000	2.3	1.9
Road and Rail	1	2,575,709	6,550,100	1.8	2.0
Semiconductors and Semiconductor Equipment	2	12,431,839	12,934,250	3.6	3.5
Software	—	—	—	—	2.1
Specialty Retail	3	24,974,993	24,535,800	6.8	2.2
Thrifts and Mortgage Finance	—	—	—	—	2.9
	50	286,083,842	364,407,121	101.4	99.7
Other Assets Less Liabilities	—	(4,854,460)	(4,854,460)	(1.4)	0.3
Net Assets	50	$281,229,382	$359,552,661	100.0	100.0

Performance and Portfolio Overview

Largest Industries
June 30, 2005

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales
Blockbuster (Class A)*	Select Medical**
Pacific Sunwear of California*	Eon Labs**
Plantronics*	Commercial Federal**
York International*	Lyondell Chemical
WMS Industries*	The PMI Group**
HealthSouth*	Enzon Pharmaceuticals**
Infinity Property & Casualty*	Mentor Graphics**
CV Therapeutics*	Crompton
Protein Design Labs	Accelrys**
Max Re Capital*	Extreme Networks

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

__________
*	Position added during the period.
**	Position eliminated during the period.

Largest Portfolio Holdings June 30, 2005
Security	Value	Percent of Net Assets
Peabody Energy	$11,969,200	3.3
Trimble Navigation	11,692,500	3.3
Chemtura	11,320,000	3.1
Stewart & Stevenson Services	10,650,200	3.0
Protein Design Labs	10,511,800	2.9
Brink’s	10,080,000	2.8
Universal Compression Holdings	9,422,400	2.6
Allmerica Financial	9,272,500	2.6
Ruby Tuesday	9,065,000	2.5
Bunge	8,876,000	2.5

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2005 and held for the entire six-month period ended June 30, 2005.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 1/1/05	Annualized Expense Ratio*	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05
Class A	$1,000.00	1.75%	$929.10	$ 8.37	$1,016.12	$ 8.75
Class B	1,000.00	2.50	925.50	11.94	1,012.40	12.47
Class C	1,000.00	2.50	925.50	11.94	1,012.40	12.47
Class D	1,000.00	2.50	925.50	11.94	1,012.40	12.47
Class I	1,000.00	1.17	931.50	5.60	1,018.99	5.86
Class R	1,000.00	2.00	927.70	9.56	1,014.88	9.99
__________
*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.
**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2005 to June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)
June 30, 2005

	Shares	Value
Common Stocks 101.4%
Aerospace and Defense 1.7%
Cubic	340,000	$ 6,031,600
Airlines 2.4%
Continental Airlines*	650,000	8,632,000
Beverages 2.5%
Constellation Brands (Class A)*	300,000	8,850,000
Biotechnology 3.6%
CV Therapeutics*	109,500	2,452,253
Protein Design Labs*	520,000	10,511,800
		12,964,053
Building Products 2.2%
York International	210,000	7,980,000
Chemicals 12.9%
Cabot	200,000	6,600,000
Crompton	800,000	11,320,000
Hercules*	510,000	7,216,500
Lyondell Chemical	287,500	7,595,750
Minerals Technologies	115,000	7,084,000
NOVA Chemicals	220,000	6,723,200
		46,539,450
Commercial Services and Supplies 7.5%
Brink’s	280,000	10,080,000
Korn/Ferry International*	500,000	8,875,000
Waste Connections*	210,000	7,830,900
		26,785,900
Communications Equipment 3.2%
Extreme Networks*	846,525	3,449,589
Plantronics	225,000	8,181,000
		11,630,589
Computers and Peripherals 1.1%
Brocade Communications Systems*	1,037,354	4,009,373
Containers and Packaging 0.9%
Smurfit-Stone Container*	320,000	3,243,200
Diversified Consumer Services 2.1%
Sotheby’s Holdings (Class A)*	550,000	7,535,000
Electrical Equipment 1.5%
EnerSys*	390,200	5,318,426

__________
See footnotes on page 10.

Portfolio of Investments (unaudited)
June 30, 2005

	Shares	Value
Electronic Equipment and Instruments 3.3%
Trimble Navigation*	300,000	$ 11,692,500
Energy Equipment and Services 4.5%
Hanover Compressor*	600,000	6,906,000
Universal Compression Holdings*	260,000	9,422,400
		16,328,400
Food Products 2.5%
Bunge	140,000	8,876,000
Health Care Providers and Services 4.1%
Apria Healthcare Group*	250,000	8,660,000
HealthSouth*	1,100,000	6,198,500
		14,858,500
Hotels, Restaurants and Leisure 4.8%
Ruby Tuesday	350,000	9,065,000
WMS Industries*	240,000	8,100,000
		17,165,000
Household Durables 2.0%
Harman International Industries	90,000	7,322,400
Insurance 8.1%
Allmerica Financial*	250,000	9,272,500
Infinity Property & Casualty	162,600	5,667,423
Max Re Capital	92,100	2,110,472
Montpelier Re Holdings	121,000	4,184,180
W.R. Berkley	225,000	8,028,000
		29,262,575
IT Services 1.4%
Carreker*	900,000	4,950,000
Machinery 6.4%
Mueller Industries	215,000	5,826,500
Stewart & Stevenson Services	470,000	10,650,200
Terex*	162,700	6,410,380
		22,887,080
Media 2.0%
Cadmus Communications	390,000	7,010,250
Multi-Line Retail 1.7%
Fred’s	375,000	6,219,375
Oil, Gas and Consumable Fuels 3.3%
Peabody Energy	230,000	11,969,200

__________
See footnotes on page 10.

Portfolio of Investments (unaudited)
June 30, 2005

	Shares	Value
Paper and Forest Products 1.2%
Bowater	130,000	$ 4,208,100
Pharmaceuticals 2.3%
Andrx*	400,000	8,118,000
Road and Rail 1.8%
J.B. Hunt Transport Services	340,000	6,550,100
Semiconductors and Semiconductor Equipment 3.6%
Credence Systems*	900,000	8,140,500
Skyworks Solutions*	650,000	4,793,750
		12,934,250
Specialty Retail 6.8%
Blockbuster (Class A)	900,000	8,208,000
Finish Line (Class A)	450,000	8,509,500
Pacific Sunwear of California*	340,000	7,818,300
		24,535,800
Total Investments (Cost $286,083,842) 101.4%		364,407,121
Other Assets Less Liabilities (1.4)%		(4,854,460)
Net Assets 100.0%		$359,552,661

__________
* Non-income producing security.
See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2005

Assets:
Investments, at value:
Common stocks (cost $286,083,842)	$364,407,121
Receivable for securities sold	1,949,510
Receivable for Capital Stock sold	942,702
Expenses prepaid to shareholder servicing agent	77,622
Receivable for dividends and interest	76,810
Prepaid registration fees	40,579
Other	13,036
Total Assets	367,507,380
Liabilities:
Bank overdraft	1,323,616
Payable for securities purchased	4,251,147
Payable for Capital Stock repurchased	1,814,303
Management fee payable	295,868
Distribution and service fees payable	178,158
Accrued expenses and other	91,627
Total Liabilities	7,954,719
Net Assets	$359,552,661
Composition of Net Assets:
Capital Stock, at par ($0.001 par value; 1,000,000,000 shares authorized; 23,747,357 shares outstanding):
Class A	$11,386
Class B	4,932
Class C	2,822
Class D	3,868
Class I	560
Class R	179
Additional paid-in-capital	277,846,751
Accumulated net investment loss	(2,063,822)
Accumulated net realized gain	5,422,706
Net unrealized appreciation of investments	78,323,279
Net Assets	$359,552,661
Net Asset Value per Share:
Class A ($177,449,611 ÷ 11,385,482 shares)	$15.59
Class B ($72,313,504 ÷ 4,932,398 shares)	$14.66
Class C ($41,384,952 ÷ 2,822,344 shares)	$14.66
Class D ($56,708,690 ÷ 3,867,815 shares)	$14.66
Class I ($8,919,469 ÷ 560,372 shares)	$15.92
Class R ($2,776,435 ÷ 178,946 shares)	$15.52

__________
See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2005

Investment Income:
Dividends (net of foreign tax withheld of $5,315)	$1,663,312
Interest	51,151
Total Investment Income	1,714,463
Expenses:
Management fees	1,781,818
Distribution and service fees	1,112,702
Shareholder account services	663,763
Registration	78,915
Custody and related services	47,938
Auditing and legal fees	45,671
Shareholder reports and communications	27,418
Directors’ fees and expenses	7,607
Miscellaneous	7,460
Total Expenses	3,773,292
Net Investment Loss	(2,058,829)
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	4,004,183
Net change in unrealized appreciation of investments	(29,884,534)
Net Loss on Investments	(25,880,351)
Decrease in Net Assets from Operations	$(27,939,180)

__________
See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Operations:
Net investment loss	$(2,058,829)	$(2,616,674)
Net realized gain on investments	4,004,183	17,226,615
Payments received from the Manager (Note 8)	—	24,662
Net change in unrealized appreciation of investments	(29,884,534)	45,538,264
Increase (Decrease) in Net Assets From Operations	(27,939,180)	60,172,867
Distributions to Shareholders:
Net realized long-term gain on investments:
Class A	—	(3,989,508)
Class B	—	(2,487,534)
Class C	—	(1,156,502)
Class D	—	(1,585,228)
Class I	—	(219,661)
Class R	—	(31,257)
Decrease in Net Assets From Distributions	—	(9,469,690)
Capital Share Transactions:
Net proceeds from sales of shares	55,848,314	97,690,509
Exchanged from associated funds	9,062,285	22,603,927
Shares issued in payment of gain distributions	—	8,516,052
Total	64,910,599	128,810,488
Cost of shares repurchased	(41,548,931)	(73,256,058)
Exchanged into associated funds	(12,029,723)	(14,906,575)
Total	(53,578,654)	(88,162,633)
Increase in Net Assets from Capital Share Transactions	11,331,945	40,647,855
Increase (Decrease) in Net Assets	(16,607,235)	91,351,032
Net Assets:
Beginning of period	376,159,896	284,808,864
End of Period (net of accumulated net investment loss of $2,063,822 and $4,677, respectively)	$359,552,661	$376,159,896

__________
See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.  Multiple Classes of Shares — Seligman Smaller-Cap Value Fund (formerly Seligman Small-Cap Value Fund) (the “Fund”), a series of Seligman Value Fund Series, Inc. (the “Series”), offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.  Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund.

a.  Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent

Notes to Financial Statements  (unaudited)

bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.  Federal Taxes  — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.  Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis.

d.  Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.  Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2005, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

f.  Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.  Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 1.00% per annum of the Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $14,670 from sales of Class A shares. Commissions of $116,361 and $16,545 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service

Notes to Financial Statements  (unaudited)

organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2005, fees incurred under the Plan aggregated $208,380, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2005, amounted to $3,795.

For the six months ended June 30, 2005, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, Class D shares, and 0.50% per annum of the average daily net assets of Class R shares, amounted to $400,609, $206,587, $291,208 and $5,918, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2005, such charges amounted to $21,382. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2005, Seligman Services, Inc. received commissions of $1,056 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $8,051, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $663,763 for shareholder account services in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes, and number of shareholder accounts.

Notes to Financial Statements  (unaudited)

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2005, the Series’ potential obligation under the Guaranties is $463,300. As of June 30, 2005, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2005, of $4,677 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

4.  Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2005, the Fund did not borrow from the credit facility.

5.  Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2005, amounted to $69,109,450 and $53,876,119, respectively.

6.  Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2005 and will vary from the final tax information as of the Fund’s year end.

Notes to Financial Statements  (unaudited)

At June 30, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

At June 30, 2005, the tax basis components of accumulated earnings were as follows:

Gross unrealized appreciation of portfolio securities	$96,091,691
Gross unrealized depreciation of portfolio securities	(17,768,412)
Net unrealized appreciation of portfolio securities	78,323,279
Undistributed net realized gain	5,422,706
Total accumulated earnings	$83,745,985

For the six months ended June 30, 2005 and the year ended December 31, 2004, the tax characterization of distributions to shareholders was the same as for financial reporting purposes.

7.  Capital Share Transactions — The Fund has authorized 1,000,000,000 shares of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,406,088	$37,706,397	4,072,051	$61,896,565
Exchanged from associated funds	272,591	4,289,021	622,768	9,566,038
Converted from Class B*	395,027	6,041,820	242,703	3,651,313
Shares issued in payment of gain distribution	—	—	226,088	3,560,887
Total	3,073,706	48,037,238	5,163,610	78,674,803
Cost of shares repurchased	(1,382,921)	(21,582,525)	(2,835,736)	(42,875,710)
Exchanged into associated funds	(269,872)	(4,208,937)	(558,903)	(8,370,720)
Total	(1,652,793)	(25,791,462)	(3,394,639)	(51,246,430)
Increase	1,420,913	$22,245,776	1,768,971	$27,428,373

Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	132,857	$1,974,585	347,471	$4,986,481
Exchanged from associated funds	183,151	2,734,963	491,928	7,073,628
Shares issued in payment of gain distribution	—	—	150,621	2,242,738
Total	316,008	4,709,548	990,020	14,302,847
Cost of shares repurchased	(619,297)	(9,097,249)	(1,053,804)	(15,049,823)
Exchanged into associated funds	(155,279)	(2,259,065)	(212,474)	(3,006,754)
Converted to Class A*	(419,430)	(6,041,820)	(255,976)	(3,651,313)
Total	(1,194,006)	(17,398,134)	(1,522,254)	(21,707,890)
Decrease	(877,998)	$(12,688,586)	(532,234)	$(7,405,043)

__________
See footnote on page 19.

Notes to Financial Statements   (unaudited)

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	340,491	$5,052,620	817,368	$11,721,877
Exchanged from associated funds	26,871	401,144	166,888	2,446,375
Shares issued in payment of gain distribution	—	—	67,062	998,562
Total	367,362	5,453,764	1,051,318	15,166,814
Cost of shares repurchased	(273,462)	(3,998,560)	(458,613)	(6,594,649)
Exchanged into associated funds	(60,460)	(900,255)	(139,396)	(1,950,485)
Total	(333,922)	(4,898,815)	(598,009)	(8,545,134)
Increase	33,440	$554,949	453,309	$6,621,680

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	570,781	$8,457,404	1,068,030	$15,323,458
Exchanged from associated funds	109,804	1,634,786	240,419	3,467,940
Shares issued in payment of gain distribution	—	—	98,433	1,465,665
Total	680,585	10,092,190	1,406,882	20,257,063
Cost of shares repurchased	(393,667)	(5,772,035)	(525,863)	(7,510,743)
Exchanged into associated funds	(326,003)	(4,657,414)	(112,259)	(1,578,616)
Total	(719,670)	(10,429,449)	(638,122)	(9,089,359)
Increase (decrease)	(39,085)	$(337,259)	768,760	$11,167,704

Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	71,374	$1,131,850	131,139	$1,989,729
Shares issued in payment of gain distribution	—	—	13,703	219,661
Total	71,374	1,131,850	144,842	2,209,390
Cost of shares repurchased	(36,395)	(595,931)	(74,264)	(1,130,041)
Increase	34,979	$535,919	70,578	$1,079,349

Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	97,376	$1,525,447	114,817	$1,772,399
Exchanged from associated funds	150	2,371	3,106	49,946
Shares issued in payment of gain distribution	—	—	1,816	28,539
Total	97,526	1,527,818	119,739	1,850,884
Cost of shares repurchased	(32,061)	(502,621)	(6,148)	(95,092)
Exchanged into associated funds	(256)	(4,051)	—	—
Total	(32,317)	(506,672)	(6,148)	(95,092)
Increase	65,209	$1,021,146	113,591	$1,755,792

__________
*  Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

8.  Other Matters  — The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

Notes to Financial Statements  (unaudited)

The Manager also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Seligman Smaller-Cap Value Fund, in May 2004 the Manager made payments to three funds and agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $24,662 paid to Seligman Smaller-Cap Value Fund, which has been reported as Payments received from the Manager in the Statement of Changes in Net Assets for the year ended December 31, 2004.

Financial Highlights  (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A
Six Months Ended 6/30/05	Year Ended December 31,
2004	2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$16.78	$14.30	$ 9.60	$11.63	$10.01	$ 7.91
Income (Loss) from Investment Operations:
Net investment loss	(0.06)	(0.07)	(0.11)	(0.12)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.13)	2.99	4.81	(1.91)	1.72	2.19
Total from Investment Operations	(1.19)	2.92	4.70	(2.03)	1.62	2.10
Less Distributions:
Distributions from net realized capital gain	—	(0.44)	—	—	—	—
Net Asset Value, End of Period	$15.59	$16.78	$14.30	$ 9.60	$11.63	$10.01
Total Return	(7.09)%	20.58	%øø	48.96%	(17.45)%	16.18%	26.55%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$177,45	0	$167,17	3	$117,20	0	$68,08	2	$70,24	1	$46,80	7
Ratio of expenses to average net assets	1.75	%†	1.75%	1.81%	1.88%	1.75%	1.96%
Ratio of net investment loss to average net assets	(0.79)	%†	(0.44)%	(1.14)%	(1.16)%	(0.91)%	(1.08)%
Portfolio turnover rate	15.08%	32.70%	26.48%	32.45%	38.37%	40.65%

__________
See footnotes on page 26.

Financial Highlights  (unaudited)

CLASS B
Six Months Ended 6/30/05	Year Ended December 31,
2004	2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$15.84	$13.63	$ 9.22	$11.26	$ 9.76	$7.76
Income (Loss) from Investment Operations:
Net investment loss	(0.11)	(0.17)	(0.21)	(0.20)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments	(1.07)	2.82	4.62	(1.84)	1.67	2.15
Total from Investment Operations	(1.18)	2.65	4.41	(2.04)	1.50	2.00
Less Distributions:
Distributions from net realized capital gain	—	(0.44)	—	—	—	—
Net Asset Value, End of Period	$14.66	$15.84	$13.63	$ 9.22	$11.26	$9.76
Total Return	(7.45)%	19.61	%øø	47.83%	(18.12)%	15.37%	25.77%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$72,31	4	$92,03	4	$86,42	7	$65,31	7	$71,08	8	$43,48	6
Ratio of expenses to average net assets	2.50	%†	2.50%	2.56%	2.63%	2.50%	2.71%
Ratio of net investment loss to average net assets	(1.54)	%†	(1.19)%	(1.89)%	(1.91)%	(1.66)%	(1.82)%
Portfolio turnover rate	15.08%	32.70%	26.48%	32.45%	38.37%	40.65%

__________
See footnotes on page 26.

Financial Highlights  (unaudited)

CLASS C
Six Months Ended 6/30/05	Year Ended December 31,
2004	2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$15.84	$13.63	$ 9.22	$11.26	$ 9.76	$7.76
Income (Loss) from Investment Operations:
Net investment loss	(0.11)	(0.17)	(0.19)	(0.20)	(0.17)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.07)	2.82	4.60	(1.84)	1.67	2.16
Total from Investment Operations	(1.18)	2.65	4.41	(2.04)	1.50	2.00
Less Distributions:
Distributions from net realized capital gain	—	(0.44)	—	—	—	—
Net Asset Value, End of Period	$14.66	$15.84	$13.63	$ 9.22	$11.26	$9.76
Total Return	(7.45)%	19.61	%øø	47.83%	(18.12)%	15.37%	25.77%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$41,38	5	$44,18	5	$31,83	2	$20,31	6	$17,12	3	$5,11	4
Ratio of expenses to average net assets	2.50	%†	2.50%	2.56%	2.63%	2.50%	2.71%
Ratio of net investment loss to average net assets	(1.54)	%†	(1.19)%	(1.89)%	(1.91)%	(1.66)%	(1.82)%
Portfolio turnover rate	15.08%	32.70%	26.48%	32.45%	38.37%	40.65%

__________
See footnotes on page 26.

Financial Highlights  (unaudited)

CLASS D
Six Months Ended 6/30/05	Year Ended December 31,
2004	2003	2002	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$15.84	$13.63	$ 9.22	$11.26	$ 9.76	$7.76
Income (Loss) from Investment Operations:
Net investment loss	(0.11)	(0.17)	(0.20)	(0.20)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments	(1.07)	2.82	4.61	(1.84)	1.67	2.15
Total from Investment Operations	(1.18)	2.65	4.41	(2.04)	1.50	2.00
Less Distributions:
Distributions from net realized capital gain	—	(0.44)	—	—	—	—
Net Asset Value, End of Period	$14.66	$15.84	$13.63	$ 9.22	$11.26	$9.76
Total Return	(7.45)%	19.61	%øø	47.83%	(18.12)%	15.37%	25.77%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$56,70	9	$61,88	9	$42,76	3	$30,33	5	$33,02	5	$21,56	5
Ratio of expenses to average net assets	2.50	%†	2.50%	2.56%	2.63%	2.50%	2.71%
Ratio of net investment loss to average net assets	(1.54)	%†	(1.19)%	(1.89)%	(1.91)%	(1.66)%	(1.82)%
Portfolio turnover rate	15.08%	32.70%	26.48%	32.45%	38.37%	40.65%

__________
See footnotes on page 26.

Financial Highlights   (unaudited)

CLASS I
Six Months Ended 6/30/05	Year Ended December 31,	11/30/01* to 12/31/01
2004	2003	2002
Per Share Data:
Net Asset Value, Beginning of Period	$17.09	$14.48	$ 9.66	$11.63	$10.88
Income (Loss) from Investment Operations:
Net investment gain (loss)	(0.02)	0.02	(0.06)	(0.06)	—
Net realized and unrealized gain (loss) on investments	(1.15)	3.03	4.88	(1.91)	0.75
Total from Investment Operations	(1.17)	3.05	4.82	(1.97)	0.75
Less Distributions:
Distributions from net realized capital gain	—	(0.44)	—	—	—
Net Asset Value, End of Period	$15.92	$17.09	$14.48	$ 9.66	$11.63
Total Return	(6.85)%	21.23	%øø	49.90%	(16.94)%	6.89%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$8,91	9	$8,97	6	$6,58	5	$3,61	3	$11	0
Ratio of expenses to average net assets	1.17	%†	1.19%	1.27%	1.26%	1.22	%†
Ratio of net investment loss to average net assets	(0.21)	%†	0.12%	(0.60)%	(0.54)%	(0.75)	%†
Portfolio turnover rate	15.08%	32.70%	26.48%	32.45%	38.37	%††
Without expense reimbursement:**
Ratio of expenses to average net assets	1.30%	1.93	%†
Ratio of net investment loss to average net assets	(0.58)%	(1.46	)%†

__________
See footnotes on page 26.

Financial Highlights  (unaudited)

CLASS R
	Six Months Ended 6/30/05		Year Ended 12/31/04		4/30/03* to 12/31/03
Per Share Data:
Net Asset Value, Beginning of Period	$16.73		$14.31		$10.27
Income (Loss) from Investment Operations:
Net investment loss	(0.08)		(0.11)		(0.11)
Net realized and unrealized gain on investments	(1.13)		2.97		4.15
Total from Investment Operations	(1.21)		2.86		4.04
Less Distributions:
Distributions from net realized capital gain	—		(0.44)		—
Net Asset Value, End of Period	$15.52		$16.73		$14.31
Total Return	(7.23)%		20.15	%øø	39.34%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,77	6	$1,90	3		$2
Ratio of expenses to average net assets	2.00	%†	2.00%		2.03	%†
Ratio of net investment loss to average net assets	(1.04	)%†	(0.69)%		(1.38	)%†
Portfolio turnover rate	15.08%		32.70%		26.48	%ø
__________
*	Commencement of offering of shares.
**	The Manager, at its discretion, reimbursed expenses for certain periods presented.
†	Annualized.
††	For the year ended December 31, 2001.
ø	For the year ended December 31, 2003.
øø	Excluding the effect of the payments received from the Manager (Note B), total return would have been as follows: Class A 20.57%; Class B 19.60%; Class C 19.60%; Class D 19.60%; Class I 21.22% and Class R 20.14%.
††	For the year ended December 31, 2001.

See Notes to Financial Statements.

Board of Directors

Robert B. Catell 2, 3

- Chairman, Chief Executive Officer and Director, KeySpan Corporation

John R. Galvin 1, 3

- Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

Alice S. Ilchman 2, 3

- President Emerita, Sarah Lawrence College
- Director, Jeannette K. Watson Summer Fellowship
- Trustee, Committee for Economic Development

Frank A. McPherson 2, 3

- Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
- Director, ConocoPhillips
- Director, Integris Health

Betsy S. Michel 1, 3

- Trustee, The Geraldine R. Dodge Foundation

William C. Morris

- Chairman, J. & W. Seligman & Co. Incorporated
- Chairman, Carbo Ceramics Inc.

Leroy C. Richie 1, 3

- Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
- Director, Kerr-McGee Corporation

Robert L. Shafer 2, 3

- Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

- Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
- Director, CommScope, Inc.

Brian T. Zino

- Director and President, J. & W. Seligman & Co. Incorporated
- Chairman, Seligman Data Corp.
- Director, ICI Mutual Insurance Company
- Member of the Board of Governors, Investment Company Institute

Member: 1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President and Chief Executive Officer

Neil T. Eigen
Vice President

Eleanor T.M. Hoagland
Vice President and Chief Compliance Officer

Thomas G. Rose
Vice President

Richard S. Rosen
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Frank J. Nasta
Secretary

27

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com1.

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov2.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Smaller-Cap Value Fund, which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.

__________
[1]	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.
[2]	Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

EQVSC3 6/05

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has a adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 7, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 7, 2005

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by

Rule 30a-2(b) of the Investment Company Act of 1940.